OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
------------------------------------------

Two Portland Square, Portland, Maine 04101

Shareholder Inquiries

                                                                       [LOGO]
   Forum Financial Corp.
   P.O. Box 446, Portland, Maine 04112
   207-879-0001
   800-625-4255
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

Dear Shareholder:

For the six month period ended September 30, 1997, the Oak Hall Equity Fund was up 32%, which is equal to the performance of the Russell 2000. This period marks the emergence of small stocks from their long period of underperformance and is the first period in several years where the market has rotated from large capitalization, multi-national companies to more domestically-oriented, small capitalization issues. Over this same period, the Dow Jones Industrials were up 21% and the S&P 500 was up 25%, clearly lagging most small cap indices.

The reasons for this are many, but clearly large cap stocks had become very richly priced versus their growth rates, and intrinsic values within the small cap sector stood out starkly. Also, the weakening of the dollar versus most major currencies put a damper on multi-national earnings, causing investors to look at sectors and stocks where that risk was less palpable. Lastly, from a risk assessment point of view, as long term interest rates continued to decline, the relative attractiveness of small capitalization stocks became enhanced, and consequently funds flows moved toward that area.

During the period, we added a fair number of new stocks while also removing a good number. In two cases, Noble Drilling and Waban, the stocks had reached our target prices, and were sold. In the case of Caraustar and JLG Industries, our concerns about the strength in the sectors of the economy in which those companies operate caused us to reassess our investments. We initiated positions in Carmike Cinema, Cellular Technical Services, Cracker Barrel Old Store, Footstar, Gadzooks, Harte Hanks Communications, Hologics, and Inso. All of the stocks added reflect the Oak Hall Capital style-- companies which are out-of-favor with good balance sheets and a solid plan to get their operations back on track.

Looking forward, we are optimistic that small stocks will continue to outperform. Despite the lofty levels that most indices are trading at, we also feel that we will be able to continue to find the kind of investment ideas that have worked so well for us so far this year. The increasing volatility of the market, in general, and the hair-triggered response of disappointed "momentum" investors, have created many investment ideas--particularly in health care, retailing and technology. Provided that long term interest rates remain stable and inflation remains contained, we will continue to be optimistic about the U.S. stock market. Our value/contrarian style has served us in good stead over the past six months, and we remain very confident. As of the writing of this letter, many Asian and Latin American markets have fallen precipitously, which is a cause for concern. On the other hand, the U.S. market looks more like a "safe haven" than ever and small stocks should do well being insulated from many of those international issues.

If you have any questions or would like additional information, please call
(800) OAK HALL. We appreciate your decision to invest with our Oak Hall Equity Fund.

Edward Cimilluca, Portfolio Manager
John Morosani, Portfolio Manager
Oak Hall Capital Advisors, L.P.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                              SECURITY
       SHARES                               DESCRIPTION                              VALUE
--------------------------------------------------------------------------------  -----------
COMMON STOCKS (97.8%)
APPAREL & ACCESSORY STORES (3.7%)
               6,300 Claire's Stores, Inc........................................ $   140,932
               5,500 Gadzooks, Inc.(a)...........................................     115,500
                                                                                  -----------
                                                                                      256,432
                                                                                  -----------
BUSINESS SERVICES (12.0%)
              10,300 Advo, Inc.(a)...............................................     187,975
              22,000 Cellular Technical Services Co.(a)..........................     127,876
              13,700 Inso Corp.(a)...............................................     171,250
              18,800 Wonderware Corp.(a).........................................     345,452
                                                                                  -----------
                                                                                      832,553
                                                                                  -----------
CHEMICALS & ALLIED PRODUCTS (2.3%)
              10,200 Perrigo Co.(a)..............................................     160,650
                                                                                  -----------
COMMUNICATIONS (3.6%)
              15,800 Vanguard Cellular Systems, Inc.(a)..........................     248,850
                                                                                  -----------
EATING & DRINKING PLACES (8.9%)
               3,200 Cracker Barrel Old Country
                     Store, Inc.................................................      103,601
               9,100 Lone Star Steakhouse & Saloon, Inc.(a)......................     189,964
               6,600 Outback Steakhouse, Inc.(a).................................     182,325
              14,700 Rare Hospitality International, Inc.(a).....................     141,489
                                                                                  -----------
                                                                                      617,379
                                                                                  -----------
ELECTRIC, GAS, & SANITARY SERVICES (2.7%)
               5,500 KeySpan Energy Corp.........................................     183,565
                                                                                  -----------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT (2.7%)
               5,300 Teleflex, Inc...............................................     183,513
                                                                                  -----------
ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT &
 RELATED SERVICES (1.4%)
               6,100 American Oncology Resources, Inc.(a)........................      98,363
                                                                                  -----------
HEALTH SERVICES (4.8%)
              29,900 Physician Reliance Network, Inc.(a).........................     332,641
                                                                                  -----------
HOME FURNITURE, FURNISHINGS & EQUIPMENT
 STORES (3.3%)
              29,600 The Bombay Co., Inc.(a).....................................     227,551
                                                                                  -----------
INDUSTRIAL & COMMERCIAL MACHINERY (5.9%)
               7,500 Greenfield Industries.......................................     215,625
               5,300 Pentair, Inc................................................     195,439
                                                                                  -----------
                                                                                      411,064
                                                                                  -----------
INSURANCE AGENTS, BROKERS, & SERVICES (2.5%)
               5,700 E.W. Blanch Holdings, Inc...................................     176,344
                                                                                  -----------

                                              SECURITY
       SHARES                               DESCRIPTION                              VALUE
--------------------------------------------------------------------------------  -----------
LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE (3.3%)
              12,100 Champion Enterprises, Inc.(a)............................... $   231,415
                                                                                  -----------
MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS; PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (2.6%)
               6,400 Hologic, Inc.(a)............................................     179,601
                                                                                  -----------
MOTION PICTURES (1.8%)
               4,100 Carmike Cinemas, Inc.(a)....................................     123,000
                                                                                  -----------
OIL (1.8%)
              25,900 Southern Pacific Petroleum NL(a)............................     127,881
                                                                                  -----------
OIL & GAS EXTRACTION (10.2%)
              52,800 Abacan Resource Corp.(a)....................................     165,003
              13,300 Snyder Oil Corp.............................................     301,745
               6,600 Suncor, Inc.................................................     242,550
                                                                                  -----------
                                                                                      709,298
                                                                                  -----------
PRINTING & PUBLICATIONS (6.0%)
               4,300 Belo (A.H.) Corp............................................     208,550
               6,300 Harte-Hanks Communications, Inc.............................     207,508
                                                                                  -----------
                                                                                      416,058
                                                                                  -----------
REAL ESTATE INVESTMENT (2.5%)
               7,400 Ocwen Asset Investment Corp.................................     170,200
                                                                                  -----------
RETAIL SALES (5.5%)
               5,300 Footstar, Inc(a)............................................     142,769
               9,300 Zale Corp.(a)...............................................     241,219
                                                                                  -----------
                                                                                      383,988
                                                                                  -----------
SAVINGS INSTITUTION, FEDERALLY CHARTERED (1.9%)
               6,300 Dime Bancorp, Inc...........................................     131,907
                                                                                  -----------
TEXTILE MILL PRODUCTS (3.0%)
               7,700 Mohawk Industries, Inc.(a)..................................     210,789
                                                                                  -----------
TRANSPORTATION EQUIPMENT (3.0%)
               8,000 Avondale Industries, Inc.(a)................................     211,001
                                                                                  -----------
WHOLESALE TRADE-DURABLE GOODS (2.4%)
              10,700 Heilig-Meyers Co............................................     164,514
                                                                                  -----------
TOTAL COMMON STOCKS (COST $5,435,645) ..........................................    6,788,557
                                                                                  -----------
SHORT-TERM HOLDINGS (2.2%)
             149,254 Boston 1784 Institutional U.S. Treasury Money Market Fund...     149,254
                                                                                  -----------
TOTAL SHORT-TERM HOLDINGS (COST $149,254) ......................................      149,254
                                                                                  -----------
TOTAL INVESTMENTS (100.0%) (COST $5,584,899) ...................................  $ 6,937,811
                                                                                  -----------
                                                                                  -----------

(a) Non-income producing security.

--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ASSETS:
    Investments (Note 2):
      Investments at cost.......................................................  $   5,584,899
      Net unrealized appreciation (depreciation)................................      1,352,912
                                                                                  -------------
        Total investments at value..............................................      6,937,811
    Cash........................................................................         32,975
    Interest, dividends and other receivables...................................            952
    Receivable from Adviser (Note 3)............................................         21,741
    Organization costs, net of amortization (Note 2)............................         21,083
                                                                                  -------------
Total assets....................................................................      7,014,562
                                                                                  -------------
LIABILITIES:
    Payable for securities purchased............................................         32,620
    Payable to related parties (Note 3).........................................          4,231
    Accrued fees and other expenses.............................................         28,137
                                                                                  -------------
Total liabilities...............................................................         64,988
                                                                                  -------------
NET ASSETS......................................................................  $   6,949,574
                                                                                  -------------
                                                                                  -------------

COMPONENTS OF NET ASSETS:
    Paid in capital.............................................................  $   6,571,660
    Undistributed net investment income (loss)..................................        (48,412)
    Unrealized appreciation (depreciation) on investments.......................      1,352,912
    Accumulated net realized gain (loss)........................................       (926,586)
                                                                                  -------------
NET ASSETS......................................................................  $   6,949,574
                                                                                  -------------
                                                                                  -------------
SHARES OF BENEFICIAL INTEREST...................................................        382,445
                                                                                  -------------
                                                                                  -------------
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE).......................  $       18.17
                                                                                  -------------
                                                                                  -------------

--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS
                                                                                    ENDED
                                                                                SEPTEMBER 30,
                                                                                    1997
                                                                                 (UNAUDITED)
                                                                               ---------------
INVESTMENT INCOME:
    Dividend income..........................................................  $       17,617
                                                                               ---------------
EXPENSES:
    Investment advisory (Note 3).............................................          24,812
    Administration (Note 3)..................................................           8,270
    Transfer agent (Note 3)..................................................           9,425
    Custody..................................................................           3,332
    Accounting (Note 3)......................................................          20,000
    Audit....................................................................           8,750
    Directors................................................................             560
    Directors' and officers' insurance.......................................           2,260
    Legal....................................................................           1,563
    Amortization of organization costs (Note 2)..............................           2,789
    Registration.............................................................           5,776
    Reporting................................................................           1,600
    Miscellaneous............................................................           1,704
                                                                               ---------------
Total expenses...............................................................          90,841
    Fees waived (Note 3).....................................................         (24,812)
                                                                               ---------------
Net expenses.................................................................          66,029
                                                                               ---------------
NET INVESTMENT INCOME (LOSS).................................................         (48,412)
                                                                               ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
    Net realized gain (loss) on investments sold.............................         418,538
    Net change in unrealized appreciation (depreciation) on investments......       1,381,355
                                                                               ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS.......................       1,799,893
                                                                               ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS..............  $    1,751,481
                                                                               ---------------
                                                                               ---------------

--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
STATEMENTS OF CHANGES IN NET ASSETS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                          SIX MONTHS
                                                            ENDED
                                                        SEPTEMBER 30,     NINE MONTHS
                                                             1997            ENDED          YEAR ENDED
                                                         (UNAUDITED)     MARCH 31, 1997   JUNE 30, 1996
                                                        --------------   --------------   --------------
NET ASSETS, Beginning of Period.......................  $   7,310,193    $  12,257,172    $  16,399,153
                                                        --------------   --------------   --------------
OPERATIONS:
    Net investment income (loss)......................        (48,412)         (81,451)        (167,927)
    Net realized gain (loss) on investments sold......        418,538        1,549,981        1,994,837
    Net change in unrealized appreciation
      (depreciation) on investments...................      1,381,355       (1,235,295)         982,857
                                                        --------------   --------------   --------------
      Net increase (decrease) in net assets resulting
        from operations...............................      1,751,481          233,235        2,809,767
                                                        --------------   --------------   --------------
CAPITAL SHARE TRANSACTIONS (a):
    Sale of shares....................................        464,060           77,336        2,632,932
    Redemption of shares..............................     (2,576,160)      (5,257,550)      (9,584,680)
                                                        --------------   --------------   --------------
      Net increase (decrease) from capital                 (2,112,100)      (5,180,214)      (6,951,748)
        transactions..................................
                                                        --------------   --------------   --------------
      Net increase (decrease).........................       (360,619)      (4,946,979)      (4,141,981)
                                                        --------------   --------------   --------------
NET ASSETS--End of Period (b).........................  $   6,949,574    $   7,310,193    $  12,257,172
                                                        --------------   --------------   --------------
                                                        --------------   --------------   --------------
(a)  Shares Issued (Redeemed)
       Sale of shares.................................         30,131            5,429          204,931
       Redemption of shares...........................       (177,272)        (376,722)        (751,248)
                                                        --------------   --------------   --------------
         Net increase (decrease) in shares............       (147,141)        (371,293)        (546,317)
                                                        --------------   --------------   --------------
                                                        --------------   --------------   --------------
(b)  Includes undistributed net investment income
       (loss) of:.....................................  $     (48,412)   $    --          $    --
                                                        --------------   --------------   --------------
                                                        --------------   --------------   --------------

--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.             FORUM FUNDS-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Forum Funds-Registered Trademark- (the "Trust") is an open-end management investment company organized as a Delaware business trust. The Trust currently has fourteen active investment portfolios. The Trust Instrument of the Trust authorizes each Fund to issue an unlimited number of shares of beneficial interest without par value. Included in this report is Oak
Hall-Registered Trademark- Equity Fund (the "Fund"), a diversified portfolio of the Trust that commenced operations on July 13, 1992.

Effective November 25, 1996, the Fund was reorganized as a series of the Trust. As a result of this reorganization, the Fund's fiscal year end changed from June 30 to March 31. See Note 5.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

    SECURITY VALUATION--Securities held by the Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities with a maturity of 60 days or less are valued at amortized cost.

    INTEREST AND DIVIDEND INCOME--Interest income is accrued as earned. Dividends on securities held by the Funds are recorded on the ex-dividend date.

    DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income and capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

    ORGANIZATION COSTS--The costs incurred by the Fund in connection with its organization and registration of shares have been capitalized and are being amortized using the straight-line method over a five year period beginning with the commencement of the Fund's operations.

    FEDERAL TAXES--The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year

--------------------------------------------------------------------------------

                                               FORUM FUNDS-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income tax provision is required.

    EXPENSE ALLOCATION--The Trust accounts separately for the assets and liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

    REALIZED GAIN AND LOSS--Security transactions are accounted for on a trade date basis and realized gain and loss on investments sold are determined on the basis of identified cost.

NOTE 3.  ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to the Fund is Oak Hall-Registered Trademark- Capital Advisors, Inc. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser has voluntarily waived a portion of their fees so that total expenses of the Fund would not exceed 2.00% of average net assets. For the six months ended September 30, 1997, the Adviser waived fees totaling $24,812.

Effective June 19, 1997, the administrator of the Fund is Forum Administrative Services, Limited Liability Company ("FAS"). FAS receives an administrative fee for its services at an annual rate of 0.25% of the average daily net assets of the Fund. In addition, certain legal expenses of $71 were charged to the Fund by FAS. Forum Financial Services, Inc.-Registered Trademark- ("FFSI") acts as the distributor of the Fund's shares. Prior to June 19, 1997, FFSI served as the administrator pursuant to the same terms and compensation as FAS.

Forum Financial Corp.-Registered Trademark- ("FFC"), an affiliate of FAS and FFSI, serves as the Fund's transfer agent and dividend disbursing agent, and for those services receives an annual fee of $12,000 plus certain shareholder account fees. Pursuant to an agreement with the Trust, effective June 19, 1997, Forum Accounting Services, Limited Liability Company ("FAcS") acts as the fund accountant. For its services FAcS receives $36,000 plus a fee based on the type and volume of portfolio transactions. Prior to June 19, 1997, FFC served as the fund accountant pursuant to the same terms and compensation as FAcS.

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940 with respect to the Fund. Under the Plan, the Fund may reimburse FFSI for the distribution expenses incurred by FFSI on behalf of the Fund. The Fund may not reimburse FFSI for any distribution expenses in any fiscal year of the Fund in excess of 0.25% of the average daily net assets of the Fund.

NOTE 4.  SECURITY TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, totaled $3,324,980 and $5,232,242 respectively, for the six months ended September 30, 1997.

--------------------------------------------------------------------------------

                                               FORUM FUNDS-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 1997 (UNAUDITED)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

For federal income tax purposes, the tax basis of investment securities owned as of September 30, 1997, was $5,584,899. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $1,506,058 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $153,146.

As of September 30, 1997, Oak Hall-Registered Trademark- Equity Fund had capital loss carryovers available to offset future capital gains as follows:

CARRYOVER AMOUNT   YEAR OF EXPIRATION
-----------------  -------------------
   $   354,586               2003
       966,142               2004

NOTE 5.  REORGANIZATION OF STONE BRIDGE FUNDS

At a meeting on October 15, 1996, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Agreement") for the reorganization of The Stone Bridge Funds, Inc. ("Stone Bridge") as a separate series of the Trust. Pursuant to the Agreement, all of the assets and liabilities of the Stone Bridge Oak Hall Equity Fund were transferred to the Forum Oak Hall Equity Fund in exchange for shares of Forum Oak Hall Equity Fund. The net assets attributed to Stone Bridge Oak Hall Equity Fund were exchanged for 653,364 shares of Forum Oak Hall Equity Fund. The reorganization, which qualified as a tax-free reorganization for federal income tax purposes, was completed on November 25, 1996, following the approval of the reorganization by Stone Bridge shareholders. The results of operations occurring prior to the date of merger reflected in the accompanying financial statements are the results of operations of the Stone Bridge Oak Hall Equity Fund. The following is a summary of the Net Assets, Shares Outstanding, Net Asset Value per share, and Unrealized Appreciation associated with the transaction:

                                                                                                             AFTER
                                                                              BEFORE ACQUISITION          ACQUISITION
                                                                         -----------------------------  ---------------
                                                                          FORUM OAK   STONE BRIDGE OAK     FORUM OAK
                                                                         HALL EQUITY    HALL EQUITY       HALL EQUITY
                                                                         -----------  ----------------  ---------------
Net Assets.............................................................   $   10.00     $  9,444,413     $   9,444,423
Shares Outstanding.....................................................        1.00          653,364           653,365
Net Asset Value, per share.............................................       10.00            14.46             14.46
Unrealized Appreciation................................................      --         $  1,386,263     $   1,386,263

--------------------------------------------------------------------------------

                                               FORUM FUNDS-REGISTERED TRADEMARK-

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

OAK HALL-REGISTERED TRADEMARK- EQUITY FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH
PERIOD.

                                             SIX MONTHS
                                               ENDED
                                             SEPTEMBER       NINE MONTHS
                                                30,             ENDED
                                                1997          MARCH 31,                    Year Ended June 30,
                                            (UNAUDITED)          1997             1996             1995             1994
                                            ------------     ------------     ------------     ------------     ------------
Net Asset Value, Beginning of Period....    $    13.80       $    13.61       $      11.33     $      12.55     $      14.30
                                            ------------     ------------     ------------     ------------     ------------
Investment Operations
  Net Investment Income (Loss)..........         (0.13)           (0.15)             (0.32)(b)        (0.03)(b)        (0.09)
  Net Realized and Unrealized Investment
    Gain (Loss) on Investments..........          4.50             0.34               2.60            (0.10)           (0.52)
                                            ------------     ------------     ------------     ------------     ------------
Total from Investment Operations........          4.37             0.19               2.28            (0.13)           (0.61)
Distributions from
  Net Realized Gain on Investments......        --               --                --                 (1.09)           (1.14)
                                            ------------     ------------     ------------     ------------     ------------
Net Asset Value, End of Period..........    $    18.17       $    13.80       $      13.61     $      11.33     $      12.55
                                            ------------     ------------     ------------     ------------     ------------
                                            ------------     ------------     ------------     ------------     ------------
Total Return............................         31.67%(c)         1.40%(c)          20.12%           (1.07)%          (5.14)%
Ratio/Supplementary Data:
Net Assets at End of Period (000's
  omitted)..............................    $    6,950       $    7,310       $     12,257     $     16,399     $     35,470
Ratios to Average Net Assets:
  Expenses including reimbursement/
    waiver..............................          2.00%(d)         2.00%(d)           2.00%            2.00%            2.01%
  Expenses excluding reimbursement/
    waiver..............................          2.75%(d)         2.93%(d)           2.44%         --                  2.17%
  Net investment income (loss) including
    reimbursement/waiver................         (1.46)%(d)       (1.13)%(d)         (1.14)%          (0.23)%          (0.96)%
Average Commission Rate (e).............    $   0.0657       $   0.0673       $     0.0601              N/A              N/A
Portfolio Turnover Rate.................         52.13%           95.05%            157.01%          115.33%          168.61%


                                          PERIOD ENDED
                                            JUNE 30,
                                            1993(a)
                                          ------------
Net Asset Value, Beginning of Period....  $    10.00
                                          ------------
Investment Operations
  Net Investment Income (Loss)..........      --
  Net Realized and Unrealized Investment
    Gain (Loss) on Investments..........        4.31
                                          ------------
Total from Investment Operations........        4.31
Distributions from
  Net Realized Gain on Investments......       (0.01)
                                          ------------
Net Asset Value, End of Period..........  $    14.30
                                          ------------
                                          ------------
Total Return............................       45.12%(d)
Ratio/Supplementary Data:
Net Assets at End of Period (000's
  omitted)..............................  $   12,581
Ratios to Average Net Assets:
  Expenses including reimbursement/
    waiver..............................        1.23%(d)
  Expenses excluding reimbursement/
    waiver..............................        5.91%(d)
  Net investment income (loss) including
    reimbursement/waiver................       (0.07)%(d)
Average Commission Rate (e).............         N/A
Portfolio Turnover Rate.................      187.94%

------------------------------

(a) For the period July 13, 1992 (commencement of operations) through June 30, 1993.

(b) Calculated using the weighted average shares outstanding.

(c) Not annualized.

(d) Annualized.

(e) For the fiscal years beginning on or after September 1, 1995, the Fund is required to disclose average commission per share paid to brokers on the purchase and sale of equity securities.

--------------------------------------------------------------------------------

                                               FORUM FUNDS-REGISTERED TRADEMARK-

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT ADVISER
Oak Hall-Registered Trademark- Capital Advisors, Inc.
122 East 42nd Street--24th Floor
New York, New York 10168

CUSTODIAN
BankBoston, N.A.
P.O. Box 1959
Boston, Massachussets 02105

TRUSTEES
John Y. Keffer
Costas Azariadis
James C. Cheng
J. Michael Parish

ADMINISTRATOR
Forum Administrative Services, LLC
Two Portland Square
Portland, Maine 04101

DISTRIBUTOR
Forum Financial Services, Inc.-Registered Trademark-
Two Portland Square
Portland, Maine 04101

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO
SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A
COPY OF THE OAK HALL-REGISTERED TRADEMARK- EQUITY FUND PROSPECTUS.

                         OAK HALL-REGISTERED TRADEMARK-
                                  EQUITY FUND
                               SEMI-ANNUAL REPORT

                                  (Unaudited)

                               September 30, 1997

                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------